REALIZED AND UNREALIZED LOSS (GAIN) ON INVESTMENTS AND ASSETS HELD FOR SALE	6 Months Ended
Dec. 26, 2020
REALIZED AND UNREALIZED LOSS (GAIN) ON INVESTMENTS AND ASSETS HELD FOR SALE
Note 26. REALIZED AND UNREALIZED LOSS (GAIN) ON INVESTMENTS AND ASSETS HELD FOR SALE

During the three and six months ended December 26, 2020 and December 28, 2019, realized and unrealized loss (gain) on investments and assets held for sale consisted of the following:

	Three Months Ended		Six Months Ended
	December 26,	December 28,	December 26,	December 28,
	2020	2019	2020	2019

Loss (Gain) on Assets Held for Sale	$1,960,871	$(3,000)	$(10,454,608)	$-
Gain on Changes in Fair Value of Investments	-	(5,031,158)	-	(16,514,480)

Total Realized and Unrealized Loss (Gain) on Investments and Assets Held for Sale	$1,960,871	$(5,034,158)	$(10,454,608)	$(16,514,480)